Significant Accounting Policies - Contract liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Contract liability, revenue recognized	¥ 97,200	¥ 64,200	¥ 43,200
Contract liabilities	63,541	117,649
Insurance distribution services
Significant Accounting Policies
Contract liabilities	61,353	115,490
System services
Significant Accounting Policies
Contract liabilities	¥ 2,188	¥ 2,159